UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  7/07/09
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               35

Form 13F Information Table Value Total:         $291,214

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
APPLE INC. COM.                  COMMON   037833100      234          1645 SH       SOLE                      1645
ARRIS GROUP, INC.                COMMON   04269Q100      183         15000 SH       SOLE                     15000
BARRICK GOLD CORPORATION         COMMON   067901108    22200        661700 SH       SOLE                    661700
CHEVRON CORPORATION              COMMON   166764100      701         10585 SH       SOLE                     10585
CISCO SYSTEMS                    COMMON   17275R102    13529        725406 SH       SOLE                    725406
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DISH NETWORK CORP. CLASS A       COMMON   278762109     2142         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106      181         11360 SH       SOLE                     11360
ELECTRONIC ARTS INC.             COMMON   285512109      443         20385 SH       SOLE                     20385
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    20053        790440 SH       SOLE                    790440
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    22850        916208 SH       SOLE                    916208
EXXON MOBIL CORP                 COMMON   30231G102     1633         23362 SH       SOLE                     23362
GENERAL ELECTRIC CO.             COMMON   369604103     8450        721020 SH       SOLE                    721020
GOLDCORP, INC                    COMMON   380956409    12136        349242 SH       SOLE                    349242
GOOGLE, INC.                     COMMON   38259P508      280           664 SH       SOLE                       664
HONEYWELL INTERNATIONAL INC.     COMMON   438516106      692         22049 SH       SOLE                     22049
MSCI SINGAPORE INDEX FUND        COMMON   464286673     1905        211220 SH       SOLE                    211220
MSCI HONG KONG INDEX FUND        COMMON   464286871     1938        141015 SH       SOLE                    141015
MICROSOFT CORP                   COMMON   594918104    10008        421040 SH       SOLE                    421040
NALCO HOLDING CO.                COMMON   62985Q101     7926        470660 SH       SOLE                    470660
NOBLE ENERGY                     COMMON   655044105    15579        264179 SH       SOLE                    264179
ORACLE CORP.                     COMMON   68389X105    10853        506655 SH       SOLE                    506655
PEPSICO INC.                     COMMON   71344810       234          4265 SH       SOLE                      4265
PFIZER INC.                      COMMON   717081103    11135        742330 SH       SOLE                    742330
QUALCOMM, INC.                   COMMON   747525103    48068       1063460 SH       SOLE                   1063460
SOUTHWEST AIRLINES               COMMON   844741108       73         10830 SH       SOLE                     10830
SOUTHWESTERN ENERGY              COMMON   845467109    13895        357660 SH       SOLE                    357660
SUNRISE SENIOR LIVING            COMMON   86768K106      688        416915 SH       SOLE                    416915
UNILEVER PLC                     COMMON   904767704     8384        356780 SH       SOLE                    356780
UNITED NATURAL FOODS, INC.       COMMON   911163103    15433        587938 SH       SOLE                    587938
WELLPOINT, INC.                  COMMON   94973V107    11240        220860 SH       SOLE                    220860
WESTERN GAS PARTNERS, LP         COMMON   958254104     9467        610380 SH       SOLE                    610380
WISDOMTREE INDIA EARNINGS FUND   COMMON   97717W422     1797        103575 SH       SOLE                    103575
XTO ENERGY                       COMMON   98385X106     6219        163067 SH       SOLE                    163067
ACCENTURE, LTD                   COMMON   G1150G111    10665        318745 SH       SOLE                    318745
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